Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 4,785,806	$ 4,831,256	$ 4,938,959
Operating income (loss)	637,128	646,991	(51,092)
Depreciation and amortization	713,457	705,460	802,440
Expenditures for long-lived assets	(371,818)	(477,779)	(621,071)
North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	1,070,647	1,003,169
North America Lottery
Segment Reporting Information [Line Items]
Revenue	1,165,199	1,191,902
International
Segment Reporting Information [Line Items]
Revenue	840,188	819,983
Italy
Segment Reporting Information [Line Items]
Revenue	1,709,050	1,815,479
Operating Segment Total
Segment Reporting Information [Line Items]
Revenue	4,785,084	4,830,533	4,937,034
Operating income (loss)	1,167,658	1,198,718	1,210,327
Depreciation and amortization	505,994	481,876	439,101
Expenditures for long-lived assets	(363,703)	(468,060)	(617,107)
Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	1,070,647	1,003,169	1,157,698
Operating income (loss)	263,968	218,860	278,963
Depreciation and amortization	117,940	105,295	81,355
Expenditures for long-lived assets	(126,579)	(150,440)	(147,175)
Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Revenue	1,165,199	1,191,902	1,185,222
Operating income (loss)	256,192	296,527	289,025
Depreciation and amortization	157,042	152,135	129,517
Expenditures for long-lived assets	(149,982)	(163,912)	(204,104)
Operating Segment Total | International
Segment Reporting Information [Line Items]
Revenue	840,188	819,983	889,064
Operating income (loss)	126,825	142,077	163,799
Depreciation and amortization	61,405	62,688	66,745
Expenditures for long-lived assets	(39,909)	(60,456)	(77,815)
Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Revenue	1,709,050	1,815,479	1,705,050
Operating income (loss)	520,673	541,254	478,540
Depreciation and amortization	169,607	161,758	161,484
Expenditures for long-lived assets	(47,233)	(93,252)	(188,013)
Corporate Support
Segment Reporting Information [Line Items]
Revenue	0	0	1,203
Operating income (loss)	(237,663)	(226,231)	(197,089)
Depreciation and amortization	12,586	14,495	11,554
Expenditures for long-lived assets	(8,115)	(9,719)	(3,964)
Purchase Accounting
Segment Reporting Information [Line Items]
Revenue	722	723	722
Operating income (loss)	(292,867)	(325,496)	(1,064,330)
Depreciation and amortization	194,877	209,089	351,785
Expenditures for long-lived assets	0	0	0
Service
Segment Reporting Information [Line Items]
Revenue	3,860,746	4,046,314	4,136,556
Service | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	619,265	624,476
Service | North America Lottery
Segment Reporting Information [Line Items]
Revenue	1,072,383	1,111,069
Service | International
Segment Reporting Information [Line Items]
Revenue	460,307	495,497
Service | Italy
Segment Reporting Information [Line Items]
Revenue	1,708,069	1,814,549
Service | Operating Segment Total
Segment Reporting Information [Line Items]
Revenue	3,860,024	4,045,591	4,134,631
Service | Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	619,265	624,476	780,633
Service | Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Revenue	1,072,383	1,111,069	1,093,048
Service | Operating Segment Total | International
Segment Reporting Information [Line Items]
Revenue	460,307	495,497	557,049
Service | Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Revenue	1,708,069	1,814,549	1,703,901
Service | Corporate Support
Segment Reporting Information [Line Items]
Revenue	0	0	1,203
Service | Purchase Accounting
Segment Reporting Information [Line Items]
Revenue	722	723	722
Product
Segment Reporting Information [Line Items]
Revenue	925,060	784,942	802,403
Product | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	451,382	378,693
Product | North America Lottery
Segment Reporting Information [Line Items]
Revenue	92,816	80,833
Product | International
Segment Reporting Information [Line Items]
Revenue	379,881	324,486
Product | Italy
Segment Reporting Information [Line Items]
Revenue	981	930
Product | Operating Segment Total
Segment Reporting Information [Line Items]
Revenue	925,060	784,942	802,403
Product | Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	451,382	378,693	377,065
Product | Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Revenue	92,816	80,833	92,174
Product | Operating Segment Total | International
Segment Reporting Information [Line Items]
Revenue	379,881	324,486	332,015
Product | Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Revenue	981	930	1,149
Product | Corporate Support
Segment Reporting Information [Line Items]
Revenue	0	0	0
Product | Purchase Accounting
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 0	$ 0